Pension and Other Employee Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized in respect of contributions to the plans	¥ 3,141	¥ 2,820	¥ 2,444
Amounts in accumulated other comprehensive income (loss) expected to be amortized as prior service cost or benefits over the next fiscal year	180
Amounts in accumulated other comprehensive income (loss) expected to be amortized as actuarial loss over the next fiscal year	417
Increase of benefit obligations	79,861
Pension plan, contribution expected to be paid during the next fiscal year	¥ 51,000